787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA ELECTRONIC FILING

April 13, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

Re:	Master Bond LLC

Amendment No. 24

(File No. 811-21434)

Ladies and Gentlemen:

On behalf of Master Bond LLC (the “Registrant”), we hereby transmit for filing under the Investment Company Act of 1940, as amended, Amendment No. 24 ( the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed to make certain changes to the investment strategies and investment risks of Master Total Return Portfolio, the sole series of the Registrant.

Please do not hesitate to contact me at (212) 728-8955 if you have questions or if you require additional information regarding the Amendment.

Respectfully submitted,

/s/ Bissie K. Bonner
Bissie K. Bonner

cc:	Janey Ahn, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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